Fair Value Measurement	9 Months Ended
Sep. 30, 2023
Fair Value Disclosures [Abstract]
Fair Value Measurement	Fair Value Measurement
The fair value of cash and cash equivalents approximates carrying value since cash and cash equivalents consist of short-term highly liquid investments with maturities of less than three months at the time of purchase. Cash and cash equivalents are quoted market prices in active markets for identical assets and are therefore classified as Level 1 assets. Money market funds are open-end mutual funds that invest in cash, government securities, and/or repurchase agreements that are collateralized fully. To the extent that these funds are valued based upon the reported net asset value, they are categorized in Level 1 of the fair value hierarchy.
Short-term marketable securities comprised U.S. Treasury bills that are classified within Level 2 of the fair value hierarchy are valued based on other observable inputs, including broker or dealer quotations, alternative pricing sources or U.S. Government Treasury yield of appropriate term.
The following tables provide information by level for assets and liabilities that are measured at fair value on a recurring and nonrecurring basis:

	As of September 30, 2023
	Level 1	Level 2	Level 3	Total
	(In thousands)
Financial Assets
Money market funds	$6,862	$—	$—	$6,862
U.S. Treasury bills	—	174,315	—	174,315
Derivative financial instrument	—	1,674	—	1,674
Total	$6,862	$175,989	$—	$182,851
Financial Liabilities
Contingent consideration	$—	$—	$8,202	$8,202

	As of December 31, 2022
	Level 1	Level 2	Level 3	Total
	(In thousands)
Financial Assets
Money market funds	$22,830	$—	$—	$22,830
U.S. Treasury bills	—	217,204	—	217,204
Derivative financial instrument	—	2,202	—	2,202
Total	$22,830	$219,406	$—	$242,236
Financial Liabilities
Contingent consideration	$—	$—	$8,242	$8,242
There were no transfers in or out of Level 1, 2 and 3 measurements for the nine months ended September 30, 2023 and the year ended December 31, 2022. As of September 30, 2023 and December 31, 2022, there were no securities within Level 3 of the fair value hierarchy. The derivative financial instrument above relates to the interest rate swap discussed in Note 6, and is included in other long-term assets in the condensed consolidated balance sheets.
As of September 30, 2023, the fair value of the Company’s Loan (as defined in Note 6) was $70.6 million. The fair value was determined on the basis of its net present value and is considered Level 2 in the fair value hierarchy.